Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	$ 394,900
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	503,416
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	2,498,523
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	1,501,645
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	308,838
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	(1,694,374)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	1,896,545
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	812,254
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	$ 804,149